22. Leasing transactions (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	R$ 152	R$ 195
Future financing charges	172	185
Gross amount of finance lease agreements	324	380
Up to 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	35	51
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	92	117
After 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Financial lease liability -minimum rental payments	R$ 258	R$ 27